Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2012
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLSAX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLSCX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLSRX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGUIX
Aberdeen Equity Long-Short Fund (Prospectus Summary) | Aberdeen Equity Long-Short Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AELSX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNAX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNCX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNRX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNIX
Aberdeen Global Natural Resources Fund (Prospectus Summary) | Aberdeen Global Natural Resources Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGNSX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXAX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXCX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNSRX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCIX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXIX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPAX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPCX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPRX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPIX
Aberdeen China Opportunities Fund (Prospectus Summary) | Aberdeen China Opportunities Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPSX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGAX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGCX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRRX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGIX
Aberdeen International Equity Fund (Prospectus Summary) | Aberdeen International Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGSX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLAX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLCX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWLRX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWLIX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLSX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODAX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODCX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODRX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODIX
Aberdeen Optimal Allocations Fund: Defensive (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Defensive | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GODSX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAAX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMACX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRRX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAIX
Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMSX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMAX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMCX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAGRX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMIX
Aberdeen Optimal Allocations Fund: Moderate Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Moderate Growth | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAASX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVAAX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAACX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAARX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAAIX
Aberdeen Optimal Allocations Fund: Growth (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Growth | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVISX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASAX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMCX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASRX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASIX
Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAISX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEEAX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEECX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEERX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSABX
Aberdeen Asia Bond Fund (Prospectus Summary) | Aberdeen Asia Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABISX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APJAX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APJCX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APJRX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAPIX
Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAPEX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCAX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCCX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCRX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCIX
Aberdeen Asia-Pacific Smaller Companies Fund (Prospectus Summary) | Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCSX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDFX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDCX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBHX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIVX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBKX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADLAX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADLCX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AECRX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDSX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Insititutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDIX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUGAX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGBCX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCRX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCIX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFIX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDAX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDCX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDRX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDSX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDIX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WVCCX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPVCX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPVAX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABNIX
Aberdeen Global Small Cap Fund (Prospectus Summary) | Aberdeen Global Small Cap Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGISX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTFAX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTICX
Aberdeen Tax-Free Income Fund (Prospectus Summary) | Aberdeen Tax-Free Income Fund | Class D Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NATFX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUDAX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSCX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSRX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUDIX
Aberdeen Ultra-Short Duration Bond Fund (Prospectus Summary) | Aberdeen Ultra-Short Duration Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSIX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYAX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYCX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYRX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYIX
Aberdeen U.S. High Yield Bond Fund (Prospectus Summary) | Aberdeen U.S. High Yield Bond Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUYSX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXAX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXCX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGLRX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGLIX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXIX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WFAGX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCPCX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUFRX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUESX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSSX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGAX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGCX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMRX
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABEMX
Aberdeen Emerging Markets Institutional Fund (First Prospectus Summary) | Aberdeen Emerging Markets Institutional Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMSX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBAX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBCX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBRX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBMX
Aberdeen Core Plus Income Fund (Prospectus Summary) | Aberdeen Core Plus Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBDX